Summary prospectus

Delaware VIP® Smid Cap Core Series — Service Class

(formerly, Delaware VIP Smid Cap Growth Series)

Before you invest, you may want to review the Series’ statutory prospectus (and any supplements thereto), which contains more information about the Series and its risks. You can find the Series’ statutory prospectus and other information about the Series, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/vip/literature. You can also get this information at no cost by calling 800 523-1918. The Series’ statutory prospectus and statement of additional information, both dated May 1, 2017 (and any supplements thereto), are incorporated by reference into this summary prospectus.

What is the Series’ investment objective?

Delaware VIP Smid Cap Core Series seeks long-term capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.74%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.08%
Total annual series operating expenses	1.12%
Fee waivers	(0.05%)[1]
Total annual series operating expenses after fee waivers	1.07%

[1]

The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. This waiver may be terminated only by agreement of the Distributor and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Distributor’s expense waiver for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$109
3 years	$351
5 years	$612
10 years	$1,359

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series

Summary prospectus

operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 15% of the average value of its portfolio. The Fund generally expects to have a portfolio turnover rate around 100% during the current fiscal year as a result of the Fund’s repositioning effective on or about April 28, 2017.

What are the Series’ principal investment strategies?

The Series invests primarily in stocks of small-and mid-capitalization companies that its investment manager, Delaware Management Company (Manager), believes have a combination of attractive valuations, growth prospects, and strong cash flows. Under normal circumstances, the Series invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-and mid-capitalization companies (80% policy). For purposes of this Series, small-capitalization companies are those whose market capitalization is within the range of the Russell 2000® Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase. The two indices listed above are for purposes of determining range and not for targeting portfolio management. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs) and up to 20% of its net assets in foreign securities.

The Series employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing U.S. Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. The risk characteristics are then compared to the benchmark index as a way to monitor whether they are in-line with the tolerance range established by the Manager for each characteristic.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. The Series' principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry risk — The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations. An investment in the Series is not a deposit in any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

How has Delaware VIP® Smid Cap Core Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On Jan. 21, 2010, the Series transitioned to investing primarily in common stocks of small- to medium-sized, growth-oriented companies. Small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

On or about April 28, 2017, the Series transitioned from a focused, small- to medium-sized growth style of investing to a diversified small- and medium-sized core style. In connection with this change, the Series changed its benchmark from the Russell 2500 Growth Index to the Russell 2500 Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.37% for the quarter ended March 31, 2012, and its lowest quarterly return was -26.03% for the quarter ended Dec. 31, 2008.

Summary prospectus

Average annual total returns for periods ended December 31, 2016

1 year	5 years	10 years

Delaware VIP® Smid Cap Core Series — Service Class
................................................................................................................................................................................................

8.02% ................................	13.23% ................................	10.23% ................................

Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes) (new benchmark)
................................................................................................................................................................................................

17.59% ................................	14.54% ................................	7.69% ................................

Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes) (previous benchmark)
................................................................................................................................................................................................

9.73% ................................	13.88% ................................	8.24% ................................

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Francis X. Morris ................................................................................

Senior Vice President, Chief Investment Officer — Core Equity
......................................................................................................................................................................................

April 2017 ........................................................................................
Christopher S. Adams, CFA ................................................................................

Vice President, Senior Portfolio Manager
......................................................................................................................................................................................

April 2017 ........................................................................................
Michael S. Morris, CFA ................................................................................

Vice President, Senior Portfolio Manager
......................................................................................................................................................................................

April 2017 ........................................................................................
Donald G. Padilla, CFA ................................................................................

Vice President, Senior Portfolio Manager
......................................................................................................................................................................................

April 2017 ........................................................................................
David E. Reidinger ................................................................................

Vice President, Senior Portfolio Manager
......................................................................................................................................................................................

April 2017 ........................................................................................

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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